Property, plant and equipment - Disclosure of changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	€ 1,684	€ 1,635
Depreciation		371
Additions	283	460
Divestitures	(202)	(42)
Change in the scope of consolidation	(897)	61
Translation differences	127	(59)
Other	(42)	0
FCA-PSA merger	1,902
Depreciation	(529)	(189)	€ (171)
Right-of-use assets at end of period	2,326	1,684	1,635
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	4	3
Depreciation		0
Additions	0	1
Divestitures	(2)	0
Change in the scope of consolidation	0	0
Translation differences	1	0
Other	0	0
FCA-PSA merger	20
Depreciation	(1)
Right-of-use assets at end of period	22	4	3
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,357	1,392
Depreciation		262
Additions	133	231
Divestitures	(178)	(18)
Change in the scope of consolidation	(745)	69
Translation differences	98	(55)
Other	(41)	0
FCA-PSA merger	1,395
Depreciation	(285)
Right-of-use assets at end of period	1,734	1,357	1,392
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	216	109
Depreciation		59
Additions	33	182
Divestitures	(18)	(13)
Change in the scope of consolidation	(73)	(2)
Translation differences	17	(1)
Other	(1)	0
FCA-PSA merger	300
Depreciation	(125)
Right-of-use assets at end of period	349	216	109
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	107	131
Depreciation		50
Additions	117	46
Divestitures	(4)	(11)
Change in the scope of consolidation	(79)	(6)
Translation differences	11	(3)
Other	0	0
FCA-PSA merger	187
Depreciation	(118)
Right-of-use assets at end of period	€ 221	€ 107	€ 131